New Accounting Pronouncement under International Financial Reporting Standards (IFRSs)	12 Months Ended
Dec. 31, 2019
Text block1 [abstract]
New Accounting Pronouncement under International Financial Reporting Standards (IFRSs)
3.	NEW ACCOUNTING PRONOUNCEMENT UNDER INTERNATIONAL FINANCIAL REPORTING STANDARDS (IFRSs)

(1)
The Company applied International Financial Reporting Standards, International Accounting Standards, and Interpretations issued, revised or amended which have been issued by the International Accounting Standards Board (IASB) and become effective for annual periods beginning on or after January 1, 2019. Apart from the impact of the standards and interpretations which is described below, all other standards and interpretations have no material impact on the Company’s financial position and performance.

a.	IFRS 16 “Leases” (IFRS 16)
IFRS 16 replaces IAS 17 “Leases” (IAS 17), IFRIC 4 “Determining whether an Arrangement contains a Lease” (IFRIC 4), SIC 15 “Operating Leases-Incentives” and SIC 27 “Evaluating the Substance of Transactions in the Legal Form of a Lease” for annual periods beginning on or after January 1, 2019.

The Company elected not to reassess whether a contract was, or contained, a lease at the date of initial application (January 1, 2019) in accordance with the transition provision in IFRS 16. The Company was permitted to apply IFRS 16 to contracts that were previously identified as leases applying IAS 17 and IFRIC 4. The Company elected not to restate comparative information and applied the standard retrospectively only to contracts that were not completed at the date of initial application in accordance with the transition provision in IFRS 16. The Company recognized the cumulative effect of initially applying IFRS 16 on January 1, 2019. As the Company only has operating leases, the impact arising from the adoption of IFRS 16 are summarized as follows:

i.
For leases that were classified as operating leases applying IAS 17, lease payments were recognized as expenses on a straight-line basis over the lease terms. Upon adoption of IFRS 16, the Company measured and recognized those leases, except for short-term or low-value
asset lease exemptions, as lease liabilities at the present value of the remaining lease payments, discounted using its weighted average incremental borrowing rate of 2.64% on January 1, 2019. On a lease-by-lease
basis, the
right-of-use
asset was measured and recognized at an amount equal to the lease liability (adjusted by the amount of any prepaid lease payments). The Company assessed the cumulative effect at the date of initial application was primarily consisted of a decrease in other current assets amounting to NT$15 million; an increase in right-of-use
assets amounting to NT$8,578 million; a decrease in other noncurrent assets amounting to NT$2,621 million; a decrease in other payables amounting to NT$40 million; an increase in lease liabilities amounting to NT$6,006 million; a decrease in additional paid-in
capital-other amounting to NT$10 million; and a decrease in other components of equity amounting to NT$14 million.

ii.	In accordance with the transition provision in IFRS 16, the Company used the following practical expedients on a lease-by-lease basis to leases previously classified as operating leases:

(i)	Apply a single discount rate to a portfolio of leases with reasonably similar characteristics.

(ii)	Elect to account in the same way as short-term leases to leases for which the lease term ends within 12 months of January 1, 2019.

(iii)	Use hindsight, such as in determining the lease term if the contract contains options to extend or terminate the lease.
iii.
The difference between the present value of operating lease commitments under IAS 17 as of December 31, 2018 discounted at the lessee’s incremental borrowing rate and lease liabilities recognized on January 1, 2019 is explained as below:

Operating lease commitments under IAS 17 as of December 31, 2018	$7,408,369
Present value discounted at the incremental borrowing rate on January 1, 2019	$5,997,551
Add: An extension option reasonably certain to be exercised	8,906

Lease liabilities as of January 1, 2019	$6,006,457

(2)	The Company has not adopted the following new, revised or amended IFRSs that have been issued by the IASB but not yet effective:

No.	The projects of Standards or Interpretations	Effective for annual periods beginning on or after
IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture - Amendments to IFRS 10 and IAS 28	Subject to IASB’s announcement

IFRS 17	Insurance Contracts	January 1, 2021

IFRS 3	Definition of a Business - Amendments to IFRS 3	January 1, 2020

IAS 1 and IAS 8	Definition of Material - Amendments to IAS 1 and IAS 8	January 1, 2020

IFRS 9, IAS 39 and IFRS 7	Interest Rate Benchmark Reform - Amendments to IFRS 9, IAS 39 and IFRS 7	January 1, 2020

IAS 1	Classification of Liabilities as Current or Non-current-Amendments to IAS 1	January 1, 2022

(3)	The potential effects of adopting the standards or interpretations issued by IASB on the Company’s financial statements in future periods are summarized as below:

a.
IFRS 10 “Consolidated Financial Statements” (IFRS 10) and IAS 28 “Investments in Associates and Joint Ventures” (IAS 28)—Sale or Contribution of Assets between an Investor and its Associate or Joint Venture (Amendment)

The amendments address the inconsistency between the requirements in IFRS 10 and IAS 28, in dealing with the loss of control of a subsidiary that is contributed to an associate or a joint venture. IAS 28 restricts gains and losses arising from contributions of non-monetary
assets to an associate or a joint venture to the extent of the interest attributable to the other equity holders in the associate or joint venture. IFRS 10 requires full profit or loss recognition on the loss of control of a subsidiary. IAS 28 was amended so that the gain or loss resulting from the sale or contribution of assets that constitute a business as defined in IFRS 3 “Business Combinations” (IFRS 3) between an investor and its associate or joint venture is recognized in full. IFRS 10 was also amended so that the gain or loss resulting from the sale or contribution of a subsidiary that does not constitute a business as defined in IFRS 3 between an investor and its associate or joint venture is recognized only to the extent of the unrelated investors’ interests in the associate or joint venture. The effective date of this amendment has been deferred indefinitely, but early adoption is allowed.

b.	IFRS 3 “Business Combinations”—Definition of a Business (Amendment)
The amendments clarify the definition of a business in IFRS 3. The amendments are intended to assist entities to determine whether a transaction should be accounted for as a business combination or as an asset acquisition.
IFRS 3 continues to adopt a market participant’s perspective to determine whether an acquired set of activities and assets is a business. The amendments clarify the minimum requirements for a business, add guidance to help entities assess whether an acquired process is substantive, narrow the definitions of a business and of outputs, etc.

c.	IAS 1 “Presentation of Financial Statements” (IAS 1) and IAS 8 “Accounting Policies, Changes in Accounting Estimates and Errors”—Definition of Material (Amendment)
The main amendment is to clarify a new definition of material. It states that “information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity.” The amendments clarify that materiality will depend on the nature or magnitude of information. An entity will need to assess whether the information, either individually or in combination with other information, is material in the context of the financial statements.

d.
IFRS 9 “Financial Instruments” (IFRS 9), IAS 39 “Financial Instruments: Recognition and Measurement” (IAS 39) and IFRS 7 “Financial Instruments: Disclosures” - Interest Rate Benchmark Reform (Amendment)

The amendments include a number of exceptions, which apply to all hedging relationships that are directly affected by interest rate benchmark reform. A hedging relationship is directly affected if the interest rate benchmark reform gives rise to uncertainties about the timing or amount of benchmark-based cash flows of the hedged item or the hedging instrument. Hence, the entity shall apply the exceptions to all hedging relationships directly affected by the interest rate benchmark reform.
The amendments include:

i.
highly probable requirement: When determining whether a forecast transaction is highly probable, an entity shall assume that the interest rate benchmark on which the hedged cash flows are based is not altered as a result of the interest rate benchmark reform.

ii.
prospective assessments: When performing prospective assessments, an entity shall assume that the interest rate benchmark on which the hedged item, hedged risk and/or hedging instrument are based is not altered as a result of the interest rate benchmark reform.

iii.
IAS 39 retrospective assessment: An entity is not required to undertake the IAS 39 retrospective assessment (i.e. the actual results of the hedge are within a range of 80~125%) for hedging relationships directly affected by the interest rate benchmark reform.

iv.
separately identifiable risk components: For hedges of a
non-contractually
specified benchmark component of interest rate risk, an entity shall apply the separately identifiable requirement only at the inception of such hedging relationships.

The amendments also include the end of application of the exceptions requirements and the related disclosures requirements of the amendments.

e.	IAS 1 - Classification of Liabilities as Current or Non-current (Amendment)
These are the amendments to paragraphs
69-76
of IAS 1 and the amended paragraphs related to the classification of liabilities as current or non-current.
The Company is currently evaluating the potential impact of the aforementioned standards and interpretations listed as item e to the Company’s financial position and performance, and the related impact will be disclosed when the evaluation is completed. The rest of the standards listed are not expected to have material impact on the Company’s financial position and performance.